UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Petersen, Flynn & Dinsmore, Inc.
Address:	One Market Plaza, 1208 Steuart Tower
		San Francisco, CA  94105

Form 13F File Number:	28-05773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bradford W. Dinsmore
Title:		President
Phone:		415-777-0344

Signature, Place and Date of Signing:


_______________________________
Bradford W. Dinsmore				San Francisco, CA		February 3, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			168
Form 13F Information Table Value Total:			99,282 (x$1000)


List of Other Included Managers:

NONE

Form 13F Information Table
						  	VALUE  	Shares/	Sh/	    Invstmt	Voting		Other
ISSUER			  	  CLASS	 CUSIP         (x$1000)	Prn Amt	Prn	   Discretion	Authority	Managers
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COMMON	2824100		 12.00	300	SH  		SOLE		SOLE
Ace Ltd                          COMMON	G0070K103        38.14	1300	SH  		SOLE		SOLE
ADC Telecommunications           COMMON	886101	       2693.55	1288780	SH  		SOLE		SOLE
Adept Technology                 COMMON	6854103		132.00	212900	SH  		SOLE		SOLE
Agilent Technologies Inc.        COMMON	00846U101        83.68	4659	SH  		SOLE		SOLE
AGL Resources                    COMMON	1204106		 92.39	3802	SH  		SOLE		SOLE
Agnico Eagle Mines               COMMON	8474108		104.02	7000	SH  		SOLE		SOLE
Allstate Corp                    COMMON	20002101	369.90	10000	SH  		SOLE		SOLE
Alltel Corp                      COMMON	20039103	128.47	2519	SH  		SOLE		SOLE
American Express Co              COMMON	25816109	212.10	6000	SH  		SOLE		SOLE
American International Gr        COMMON	26874107	178.41	3084	SH  		SOLE		SOLE
Amgen                            COMMON	31162100	708.91	14665	SH  		SOLE		SOLE
Arizona Star Resource            COMMON	04059G106        27.02	14000	SH  		SOLE		SOLE
Ash Grove Cement Co.             COMMON	43693100	 25.25	200	SH  		SOLE		SOLE
Aspect Telecommunication         COMMON	45237104	 42.60	15000	SH  		SOLE		SOLE
Baker Hughes Inc.                COMMON	57224107	 69.53	2160	SH  		SOLE		SOLE
Bank New York, Inc.              COMMON	64057102	143.76	6000	SH  		SOLE		SOLE
Bank One Corp                    COMMON	06423A103       182.75	5000	SH  		SOLE		SOLE
BankAmerica Corp                 COMMON	06605F102       219.15	3150	SH  		SOLE		SOLE
Barrick Gold Corp.               COMMON	67901108	  3.08	200	SH  		SOLE		SOLE
Beckman Coulter Inc.             COMMON	75811109       3855.75	130615	SH  		SOLE		SOLE
Bedford Properties               COMMON	76446301	579.82	22570	SH  		SOLE		SOLE
Bellsouth Corp.                  COMMON	79860102	 93.13	3600	SH  		SOLE		SOLE
Big Lots Inc.                    COMMON	89302103	 69.13	5225	SH  		SOLE		SOLE
Bio Technology Gen Corp.         COMMON	90578105	  3.20	1000	SH  		SOLE		SOLE
Biogen Inc.                      COMMON	90597105       1315.97	32850	SH  		SOLE		SOLE
Boston Scientific                COMMON	101137107	 25.51	600	SH  		SOLE		SOLE
Bristol Myers Company            COMMON	110122108      3882.53	167712	SH  		SOLE		SOLE
British Petroleum Amoco          COMMON	55622104	267.15	6572	SH  		SOLE		SOLE
Brooks-PRI Automation            COMMON	1.14E+106	 29.80	2600	SH  		SOLE		SOLE
C&D Technologies Inc             COMMON	124661109	 14.14	800	SH  		SOLE		SOLE
Cambior Inc                      COMMON	13201L103       128.70	90000	SH  		SOLE		SOLE
Capital One Financial            COMMON	14040H105        68.36	2300	SH  		SOLE		SOLE
Catellus Dev Corp                COMMON	149111106      3796.01	191235	SH  		SOLE		SOLE
Cato Corp Cl A                   CL A	149205106	120.90	5600	SH  		SOLE		SOLE
ChevronTexaco Corp.              COMMON	166764100	454.46	6836	SH  		SOLE		SOLE
Chubb Corp.                      COMMON	171232101	117.35	2248	SH  		SOLE		SOLE
Cisco Systems                    COMMON	17275R102       354.22	27040	SH  		SOLE		SOLE
Citigroup                        COMMON	172967101	568.67	16160	SH  		SOLE		SOLE
Clicksoftware Technologies LTD   COMMON	M25082104        39.95	210269	SH  		SOLE		SOLE
Coca-Cola Company                COMMON	191216100	 86.41	1971	SH  		SOLE		SOLE
Comerica Inc.                    COMMON	200340107	 12.97	300	SH  		SOLE		SOLE
Conagra Food Inc                 COMMON	205887102	  1.60	64	SH  		SOLE		SOLE
ConocoPhillips                   COMMON	20825C104       277.95	5744	SH  		SOLE		SOLE
Consolidated Edison              COMMON	209111103	 13.36	312	SH  		SOLE		SOLE
CVS Corporation                  COMMON	126650100	 99.88	4000	SH  		SOLE		SOLE
Dell Computer Systems            COMMON	247025109	 18.72	700	SH  		SOLE		SOLE
DelMonte Foods Inc               COMMON	24522P103         9.81	1273.7	SH  		SOLE		SOLE
Diamond Offshore Drilling Inc    COMMON	25271c102        13.11	600	SH  		SOLE		SOLE
Dover Corp.                      COMMON	260003108	174.96	6000	SH  		SOLE		SOLE
Dow Chemical                     COMMON	260543103	299.97	10100	SH  		SOLE		SOLE
Duke Energy Corp                 COMMON	264399106	 58.62	3000	SH  		SOLE		SOLE
DuPont E I                       COMMON	263534109	873.40	20599	SH  		SOLE		SOLE
Eli Lilly & Co                   COMMON	532457108	117.86	1856	SH  		SOLE		SOLE
Emerson Electric Company         COMMON	291011104	147.82	2907	SH  		SOLE		SOLE
Ennis Business Forms Inc.        COMMON	293389102	127.82	11000	SH  		SOLE		SOLE
Ensco International Inc.         COMMON	26874Q100         2.95	100	SH  		SOLE		SOLE
Equity Office Properties Trust   COMMON	294741103	599.52	24000	SH  		SOLE		SOLE
Equity Residential Prop Trust    COMMON	29476L107       242.41	9862	SH  		SOLE		SOLE
Essex Property Trust             COMMON	297178105	728.68	14330	SH  		SOLE		SOLE
Exact Science Corp               COMMON	30063P105         6.83	631	SH  		SOLE		SOLE
Exxon Mobil                      COMMON	30231G102      1040.65	29784	SH  		SOLE		SOLE
First Data Corp.                 COMMON	319963104	 49.57	1400	SH  		SOLE		SOLE
First Indl Realty Trust          COMMON	32054K103      3441.98	122928	SH  		SOLE		SOLE
First Republic Bank CA           COMMON	336158100	 15.99	800	SH  		SOLE		SOLE
Flextronics International        COMMON	Y2573F102      3747.25	457540	SH  		SOLE		SOLE
Forest Oil Corporation           COMMON	346091605      5280.60	190980	SH  		SOLE		SOLE
General Electric Company         COMMON	369604103      1345.56	55259	SH  		SOLE		SOLE
Gilead Sciences                  COMMON	375558103	871.42	25630	SH  		SOLE		SOLE
GlaxoSmithkline PLC              ADR	37733W105        12.62	337	SH  		SOLE		SOLE
GlobalSantaFe Corp.              COMMON	G3930E101      4756.99	195600	SH  		SOLE		SOLE
Grant Prideco, Inc.              COMMON	38821G101      	139.68	12000	SH  		SOLE		SOLE
Guidant Corp.                    COMMON	401698105	 96.50	3128	SH  		SOLE		SOLE
Guitar Center Inc.               COMMON	402040109	131.82	7960	SH  		SOLE		SOLE
H. J. Heinz Co                   COMMON	423074103	 93.75	2852	SH  		SOLE		SOLE
Halliburton Company              COMMON	406216101	 18.71	1000	SH  		SOLE		SOLE
Hewlett-Packard Company          COMMON	428236103	100.69	5800	SH  		SOLE		SOLE
Hibbett Sporting Goods Inc.      COMMON	428565105	144.72	6050	SH  		SOLE		SOLE
Home Depot Inc                   COMMON	437076102	  2.40	100	SH  		SOLE		SOLE
Honeywell Inc.                   COMMON	438516106      4097.23	170718	SH  		SOLE		SOLE
ICN Pharmaceuticals Inc.         COMMON	448924100	  6.55	600	SH  		SOLE		SOLE
Imperial Oil Ltd New             COMMON	453038408	103.15	3594	SH  		SOLE		SOLE
Inco Ltd Com                     COMMON	453258402	  1.06	50	SH  		SOLE		SOLE
Innkeepers Preferred             PRFD	4576J0302        96.80	4000	SH  		SOLE		SOLE
Innkeepers USA Trust             COMMON	4576J0104        68.94	9000	SH  		SOLE		SOLE
Int'l Business Machines          COMMON	459200101	497.86	6424	SH  		SOLE		SOLE
Int'l. Flavors & Fragrances      COMMON	459506101	 52.65	1500	SH  		SOLE		SOLE
Intel Corp.                      COMMON	458140100	152.31	9782	SH  		SOLE		SOLE
IPC Holdings Ltd.                COMMON	G4933P101      3964.58	125700	SH  		SOLE		SOLE
J P Morgan Chase & Co.           COMMON	616880100	 40.80	1700	SH  		SOLE		SOLE
Jack In The Box                  COMMON	466367109	293.93	17000	SH  		SOLE		SOLE
Japan Index Series               COMMON	464286848	  4.17	600	SH  		SOLE		SOLE
Jardine F China Rgn Fd           COMMON	471110106	169.00	26000	SH  		SOLE		SOLE
Johnson & Johnson                COMMON	478160104      1868.19	34783	SH  		SOLE		SOLE
Kadant Inc.                      COMMON	48282T104      	  1.29	86	SH  		SOLE		SOLE
Kennametal                       COMMON	489170100	870.45	25245	SH  		SOLE		SOLE
Kerr-McGee Corp                  COMMON	492386107	 22.15	500	SH  		SOLE		SOLE
Kimberly-Clark Corp.             COMMON	494368103	132.92	2800	SH  		SOLE		SOLE
Kimco Realty Co Cum Pfd S        PRFD	49446R307         8.18	325	SH  		SOLE		SOLE
Kinder Morgan Energy             COMMON	494550106	 49.00	1400	SH  		SOLE		SOLE
La Jolla Pharmaceutical Co.      COMMON	503459109	113.75	17500	SH  		SOLE		SOLE
May Department Stores            COMMON	577778103	 73.54	3200	SH  		SOLE		SOLE
McDonalds Corp                   COMMON	580135101	 61.14	3802	SH  		SOLE		SOLE
Men's Wearhouse                  COMMON	587118100      1247.32	72730	SH  		SOLE		SOLE
Merck & Company                  COMMON	589331107	141.53	2500	SH  		SOLE		SOLE
MGIC Invt. Corp.                 COMMON	552848103	 35.11	850	SH  		SOLE		SOLE
Microsoft Corp                   COMMON	594918104	164.92	3190	SH  		SOLE		SOLE
Molex Inc.                       COMMON	608554101	 60.48	2625	SH  		SOLE		SOLE
Molex Inc. CL A                  CL A	608554200      2826.91	142127	SH  		SOLE		SOLE
Monsanto Co                      COMMON	61166W101      	234.87	12201	SH  		SOLE		SOLE
Morgan Stanley Dean Witter       COMMON	617446448	266.83	6684	SH  		SOLE		SOLE
MS Emerging Mkts Fund            COMMON	61744G107        41.70	5000	SH  		SOLE		SOLE
MSC Software                     COMMON	553531104	  7.72	1000	SH  		SOLE		SOLE
MSDW Asia-Pacific Fund           COMMON	61744U106      1179.83	163865	SH  		SOLE		SOLE
Neurobiological Tech             COMMON	64124W106      	579.79	101700	SH  		SOLE		SOLE
New England Business Service     COMMON	643872104	 12.20	500	SH  		SOLE		SOLE
Newell Rubbermaid Co.            COMMON	651229106      3211.34	105880	SH  		SOLE		SOLE
Newhall Land & Farming Co Calif  COMMON	651426108	  9.20	320	SH  		SOLE		SOLE
Newmont Mining Corp.             COMMON	651639106	197.40	6800	SH  		SOLE		SOLE
Olin Corp                        COMMON	680665205	118.18	7600	SH  		SOLE		SOLE
Oracle                           COMMON	68389X105        21.60	2000	SH  		SOLE		SOLE
Pacific Capital Bancorp          COMMON	69404p101       105.18	4133	SH  		SOLE		SOLE
PepsiCo  Inc.                    COMMON	713448108      1039.63	24624	SH  		SOLE		SOLE
Pfizer Inc                       COMMON	717081103	726.04	23750	SH  		SOLE		SOLE
Pharmacia Corp.                  COMMON	71713U102      4360.79	104325	SH  		SOLE		SOLE
Philip Morris Companies          COMMON	718154107	 29.38	725	SH  		SOLE		SOLE
Praxair Inc                      COMMON	74005p104         2.77	48	SH  		SOLE		SOLE
Precision Castparts Corp         COMMON	740189105      3577.00	147505	SH  		SOLE		SOLE
Procter and Gamble               COMMON	742718109	212.27	2470	SH  		SOLE		SOLE
Progress Energy                  COMMON	743263105	 12.61	291	SH  		SOLE		SOLE
Public Service Enterprise Grp.   COMMON	744573106	 26.45	824	SH  		SOLE		SOLE
Reliance Steel & Aluminum        COMMON	759509102      3670.92	176148	SH  		SOLE		SOLE
Ritchie Bros Auctioneers         COMMON	767744105	139.11	4300	SH  		SOLE		SOLE
Robert Half International Inc.   COMMON	770323103	 16.11	1000	SH  		SOLE		SOLE
Rockwell International Corp.     COMMON	773903109      4131.02	199470	SH  		SOLE		SOLE
SBC Communications Inc.          COMMON	78387G103      	271.10	10000	SH  		SOLE		SOLE
Schering Plough  Inc.            COMMON	806605101	204.24	9200	SH  		SOLE		SOLE
Schlumberger Limited             COMMON	806857108	 60.57	1439	SH  		SOLE		SOLE
Sempra Energy                    COMMON	816851109	 35.55	1503	SH  		SOLE		SOLE
Serena Software Inc.             COMMON	817492101	  4.74	300	SH  		SOLE		SOLE
Service Master Co.               COMMON	81760N109      3504.23	315696	SH  		SOLE		SOLE
Smith Int'l. Inc.                COMMON	832110100	 71.37	2188	SH  		SOLE		SOLE
Societe Generale ADR+            ADR	83364L109        18.48	1600	SH  		SOLE		SOLE
Stewart & Stevenson Services     COMMON	860342104	139.99	9900	SH  		SOLE		SOLE
Superior Energy Services Inc     COMMON	868157108	114.80	14000	SH  		SOLE		SOLE
TCW Convertible Securities       COMMON	872340104	  7.19	1728	SH  		SOLE		SOLE
Templeton Developing Markets Tru COMMON	88018W302       344.76	34441.5	SH  		SOLE		SOLE
Templeton Dragon Fund            COMMON	88018T101      1629.15	182640	SH  		SOLE		SOLE
Thermo Electron                  COMMON	883556102	 28.45	1414	SH  		SOLE		SOLE
Transocean Inc.                  COMMON	G90076103         5.03	217	SH  		SOLE		SOLE
United Parcel Service            COMMON	911312106	  6.31	100	SH  		SOLE		SOLE
Universal Compression Holdings   COMMON	913431102	110.95	5800	SH  		SOLE		SOLE
Universal Electronics Inc.       COMMON	913483103	 99.35	10200	SH  		SOLE		SOLE
Unocal Corp.                     COMMON	915289102	 42.81	1400	SH  		SOLE		SOLE
Valley National Bancorp          COMMON	919794107	296.66	11250	SH  		SOLE		SOLE
Verizon Communications           COMMON	92343V104        83.31	2150	SH  		SOLE		SOLE
Viacom Inc. Cl B                 CL B	925524308	 72.55	1780	SH  		SOLE		SOLE
Viasys Healthcare Inc.           COMMON	92553Q209         3.07	206	SH  		SOLE		SOLE
Washington Gas Light Co          COMMON	938837101	 95.68	4000	SH  		SOLE		SOLE
Weatherford International        COMMON	G95089101      3180.78	79659	SH  		SOLE		SOLE
Wells Fargo                      COMMON	949746101	280.94	5994	SH  		SOLE		SOLE
Weyerhaeuser Co                  COMMON	962166104	 15.26	310	SH  		SOLE		SOLE
Wheaton River Minerals           COMMON	962902102	  3.90	4100	SH  		SOLE		SOLE
Wolverine World Wide Inc.        COMMON	978097103	120.88	8000	SH  		SOLE		SOLE
Wyeth                            COMMON	983024100	499.07	13344	SH  		SOLE		SOLE
XL Capital Limited               COMMON	G98255105       238.24	3084	SH  		SOLE		SOLE
Yum Brands Inc.                  COMMON	988498101	 78.47	3240	SH  		SOLE		SOLE
Zimmer Holding Inc.              COMMON	98956P102         1.25	30	SH  		SOLE		SOLE